Carrying Amounts of Property and Equipment Held Under Capital Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Property USD ($)	Dec. 31, 2014 Property CNY	Dec. 31, 2013 Property CNY	Dec. 31, 2014 Computer and network equipment USD ($)	Dec. 31, 2014 Computer and network equipment CNY	Dec. 31, 2013 Computer and network equipment CNY	Dec. 31, 2014 Optical Fibers USD ($)	Dec. 31, 2014 Optical Fibers CNY	Dec. 31, 2013 Optical Fibers CNY
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	$ 118,825	737,259	517,949	$ 58,884	365,353	365,353	$ 26,510	164,483	87,896	$ 33,431	207,423	64,700
Less: accumulated depreciation	(11,965)	(74,237)	(51,935)
Property and Equipment Held Under Capital Leases, net	$ 106,860	663,022	466,014